CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Unbilled contracts receivable (in dollars)	$ 54,701	$ 61,416
Common stock, shares authorized	100,000,000	100,000,000
Common stock, no par value	$ 0	$ 0
Common stock, shares, issued	29,089,865	29,189,454
Common stock, shares, outstanding	29,089,865	29,189,454
Parent Company [Member]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares, issued	29,089,865	29,189,454
Common stock, shares, outstanding	29,089,865	29,189,454